Schedule of Investments
(unaudited)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. CME Term SOFR at 1.07%
Floor + 1.33%), 6.66%, 04/20/33
(a) (b)
..... USD 250 $ 250,749
Ares LVI CLO Ltd., Series 2020-56A, Class AR,
(3-mo. CME Term SOFR at 1.42% Floor +
1.42%), 6.75%, 10/25/34
(a) (b)
.......... 250 250,478
BA Credit Card Trust
Series 2023-A2, Class A2, 4.98%, 11/15/28 72 71,947
Series 2024-A1, Class A, 4.93%, 05/15/29 . 193 193,077
Barings CLO Ltd., Series 2019-3A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 6.66%, 04/20/31
(a) (b)
.......... 250 250,202
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 ........... 147 145,494
Capital One Multi-Asset Execution Trust, Series
2023-A1, Class A, 4.42%, 05/15/28 ...... 111 109,504
Chesapeake Funding II LLC
(b)
Series 2023-2A, Class A1, 6.16%, 10/15/35 107 108,116
Series 2024-1A, Class A1, 5.52%, 05/15/36 126 125,904
CIFC Funding Ltd., Series 2021-5A, Class A,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 6.73%, 07/15/34
(a) (b)
.......... 250 250,713
CNH Equipment Trust, Series 2024-A, Class
A3, 4.77%, 06/15/29 ............... 51 50,273
College Avenue Student Loans LLC
(a)(b)
Series 2021-C, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 6.36%,
07/26/55 ..................... 68 66,343
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 7.24%,
05/25/55 ..................... 85 86,911
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 . 147 147,175
Series 2023-1, Class A2, 5.51%, 01/22/29 . 67 66,623
Series 2023-2, Class A2, 5.56%, 04/22/30 . 124 124,017
Series 2023-3, Class A2, 6.40%, 03/20/30 . 80 80,902
Series 2024-1, Class A2, 5.23%, 03/20/30 . 50 49,851
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 . 44 43,089
Series 2023-2, Class A, 5.28%, 02/15/36
(b)
. 170 171,250
Series 2024-1, Class A, 4.87%, 08/15/36
(b) (c)
130 128,923
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 . 155 153,961
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 6.58%,
05/15/28
(a)
.................... 100 101,336
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 7.64%, 06/19/37
(a) (b)
.......... 100 100,092
GM Financial Consumer Automobile
Receivables Trust, Series 2022-3, Class A3,
3.64%, 04/16/27 .................. 52 50,916
GM Financial Revolving Receivables Trust
(b)
Series 2023-2, Class A, 5.77%, 08/11/36 .. 111 113,941
Series 2024-1, Class A, 4.98%, 12/11/36 .. 33 32,869
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 143 112,331
Series 2021-5CS, Class A, 2.31%, 10/20/48 36 28,575
Series 2022-1GS, Class A, 2.70%, 01/20/49 39 32,010
Series 2022-2CS, Class A, 4.00%, 04/20/49 21 18,928
Series 2022-3CS, Class A, 4.95%, 07/20/49 29 26,724
Hyundai Auto Receivables Trust, Series 2022-
B, Class A3, 3.72%, 11/16/26 .......... 47 46,922
John Deere Owner Trust
Series 2023-B, Class A3, 5.18%, 03/15/28 . 34 33,925
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-A, Class A3, 4.96%, 11/15/28 . USD 84 $ 83,669
Series 2024-B, Class A3, 5.20%, 03/15/29 . 136 136,420
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
........... 119 95,581
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(b)
.......... 16 15,978
Mosaic Solar Loan Trust, Series 2021-1A, Class
A, 1.51%, 12/20/46
(b)
............... 80 66,012
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. CME
Term SOFR at 0.00% Floor + 1.71%),
7.04%, 11/15/68
(a)
............... 152 153,112
Series 2021-CA, Class A, 1.06%, 10/15/69 152 133,917
Series 2021-EA, Class A, 0.97%, 12/16/69 . 78 68,019
Series 2021-GA, Class A, 1.58%, 04/15/70 82 71,473
Series 2022-BA, Class A, 4.16%, 10/15/70 . 92 88,145
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(b)
...................... 45 45,098
Navistar Financial Dealer Note Master Owner
Trust II, Series 2023-1, Class A, 6.18%,
08/25/28
(b)
...................... 18 18,105
Nelnet Student Loan Trust
(b)
Series 2021-DA, Class AFX, 1.63%,
04/20/62 ..................... 78 71,072
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ..................... 81 80,445
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. CME Term
SOFR at 0.97% Floor + 1.23%), 6.56%,
07/19/30
(a) (b)
..................... 172 172,069
OneMain Financial Issuance Trust, Series
2023-2A, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.50%), 6.83%,
09/15/36
(a) (b)
..................... 120 121,509
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................. 125 125,783
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 6.71%, 07/25/51
(a) (b)
.......... 50 49,614
Romark CLO II Ltd., Series 2018-2A, Class
A1R, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 6.46%, 07/25/31
(a) (b)
..... 250 249,965
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ...... 95 95,683
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.45%), 6.78%,
02/16/55 ..................... 128 128,424
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 7.13%,
10/16/56 ..................... 85 87,152
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 ..................... 100 96,764
Series 2019-B, Class A2FX, 3.09%,
08/17/48 ..................... 25 23,614
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 ..................... 45 42,244
Series 2021-B, Class AFX, 1.14%, 02/15/47 95 80,888
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
........... 86 73,932
Toyota Auto Loan Extended Note Trust, Series
2024-1A, Class A, 5.16%, 11/25/36
(b)
..... 180 181,105

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trestles CLO III Ltd., Series 2020-3A, Class A1,
(3-mo. CME Term SOFR at 1.33% Floor +
1.59%), 6.92%, 01/20/33
(a) (b)
.......... USD 250 $ 250,141
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 6.76%, 07/21/34
(a) (b)
.......... 250 250,684
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R, (3-mo. CME Term SOFR at 1.22%
Floor + 1.48%), 6.80%, 10/24/34
(a) (b)
..... 250 250,237
Total Asset-Backed Securities — 14 .5%
(Cost: $ 7,150,001 ) ............................... 7,030,925
Corporate Bonds
Aerospace & Defense — 0.2%
(b)
Bombardier, Inc.
7.88% , 04/15/27 .................. 5 5,013
8.75% , 11/15/30 .................. 10 10,808
7.25% , 07/01/31 .................. 5 5,133
TransDigm, Inc.
6.75% , 08/15/28 .................. 24 24,293
6.38% , 03/01/29 .................. 41 41,207
86,454
Automobile Components — 0.2%
Champions Financing, Inc., 8.75%, 02/15/29
(b)
7 7,178
Clarios Global LP
(b)
6.25% , 05/15/26 .................. 45 44,955
6.75% , 05/15/28 .................. 13 13,157
Goodyear Tire & Rubber Co. (The), 5.00%,
07/15/29 ...................... 11 10,239
Phinia, Inc., 6.75%, 04/15/29
(b)
.......... 3 3,044
78,573
Automobiles — 0.5%
(b)
BMW US Capital LLC, 5.05%, 08/11/28 .... 100 100,010
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26 ...................... 165 154,453
254,463
Banks — 6.9%
Banco de Sabadell SA, (1-Year EUR Swap
Annual + 1.60%), 4.00%, 01/15/30
(a) (d)
.... EUR 100 108,046
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98% , 09/25/25 . USD 200 197,759
(3-mo. CME Term SOFR + 1.13%), 2.46% ,
10/22/25 ..................... 200 197,918
(1-day SOFR + 0.65%), 1.53% , 12/06/25 . 240 235,521
(1-day SOFR + 1.57%), 5.82% , 09/15/29 . 93 94,947
Barclays plc, (1-Year EUR Swap Annual +
1.75%), 4.92%, 08/08/30
(a) (d)
.......... EUR 100 111,431
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28% , 11/03/25 . USD 35 34,453
(1-day SOFR + 1.53%), 3.29% , 03/17/26 . 260 255,358
(1-day SOFR + 1.55%), 5.61% , 09/29/26 . 110 109,939
(1-day SOFR + 0.77%), 1.46% , 06/09/27 . 60 55,610
(3-mo. EURIBOR + 1.25%), 3.71% ,
09/22/28
(d)
.................... EUR 100 107,447
HSBC Holdings plc
(a)
(3-mo. CME Term SOFR + 1.40%), 2.63% ,
11/07/25 ..................... USD 200 197,668
(1-day SOFR + 1.93%), 2.10% , 06/04/26 . 200 193,360
JPMorgan Chase & Co.
(a)
(3-mo. CME Term SOFR + 1.51%), 3.96% ,
01/29/27 ..................... 86 84,004
(1-day SOFR + 1.33%), 6.07% , 10/22/27 . 105 106,837
Security
Par (000)
Par (000) Value
Banks (continued)
(3-mo. CME Term SOFR + 1.60%), 3.78% ,
02/01/28 ..................... USD 215 $ 207,122
(1-day SOFR + 1.45%), 5.30% , 07/24/29 . 61 61,205
KBC Group NV, (3-mo. EURIBOR + 1.30%),
4.25%, 11/28/29
(a) (d)
............... EUR 100 109,007
Royal Bank of Canada, 6.00%, 11/01/27 .... USD 121 123,972
Toronto-Dominion Bank (The), 1.25%, 12/13/24 335 328,321
Truist Financial Corp.
(a)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 . 190 191,331
(1-day SOFR + 1.62%), 5.44% , 01/24/30 . 20 19,948
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
..................... 35 35,094
Westpac Banking Corp., 4.18%, 05/22/28
(b)
.. 200 195,272
3,361,570
Biotechnology — 1.0%
Amgen, Inc.
5.15% , 03/02/28 .................. 140 139,980
5.25% , 03/02/30 .................. 40 40,293
Gilead Sciences, Inc.
2.95% , 03/01/27 .................. 110 104,399
1.65% , 10/01/30 .................. 125 102,999
MSD Netherlands Capital BV, 3.50%, 05/30/37 EUR 100 105,502
493,173
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 USD 8 7,224
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,779
25,003
Building Products — 0.2%
Advanced Drainage Systems, Inc.
(b)
5.00% , 09/30/27 .................. 8 7,821
6.38% , 06/15/30 .................. 11 11,040
Carrier Global Corp., 2.24%, 02/15/25 ..... 36 35,236
Standard Industries, Inc.
(b)
4.75% , 01/15/28 .................. 20 19,030
4.38% , 07/15/30 .................. 3 2,711
75,838
Capital Markets — 4.8%
Aretec Group, Inc., 10.00%, 08/15/30
(b)
.... 5 5,438
Deutsche Bank AG
(a)
(1-day SOFR + 2.58%), 3.96% , 11/26/25 . 150 148,719
(1-day SOFR + 2.52%), 7.15% , 07/13/27 . 340 348,275
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39% , 06/15/27 . 155 151,973
(1-day SOFR + 1.11%), 2.64% , 02/24/28 . 156 145,500
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16% , 10/21/25 . 275 271,029
(3-mo. EURIBOR + 0.83%), 1.34% ,
10/23/26 ..................... EUR 100 103,894
(1-day SOFR + 1.73%), 5.12% , 02/01/29 . USD 250 249,011
(1-day SOFR + 1.63%), 5.45% , 07/20/29 . 70 70,432
(1-day SOFR + 1.45%), 5.17% , 01/16/30 . 205 204,492
Nasdaq, Inc., 5.35%, 06/28/28 .......... 100 100,908
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
................ 70 70,276
UBS AG, 5.00%, 07/09/27 ............ 250 247,942
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a) (b)
.......... 200 183,491
2,301,380
Chemicals — 0.2%
Chemours Co. (The)
(b)
5.75% , 11/15/28 .................. 2 1,847
4.63% , 11/15/29 .................. 2 1,722

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28
(b)
.. USD 45 $ 41,355
HB Fuller Co.
4.00% , 02/15/27 .................. 13 12,508
4.25% , 10/15/28 .................. 7 6,597
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 .................. 8 7,715
5.63% , 08/15/29 .................. 15 13,825
7.38% , 03/01/31 .................. 2 2,027
87,596
Commercial Services & Supplies — 0.9%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
. 8 7,378
Allied Universal Holdco LLC
(b)
6.63% , 07/15/26 .................. 2 1,994
7.88% , 02/15/31 .................. 38 38,099
APX Group, Inc., 6.75%, 02/15/27
(b)
....... 8 7,979
Aramark Services, Inc., 5.00%, 02/01/28
(b)
... 19 18,375
Brink's Co. (The), 6.50%, 06/15/29
(b)
...... 3 3,031
Elis SA, 3.75%, 03/21/30
(d)
............ EUR 100 105,281
Garda World Security Corp.
(b)
4.63% , 02/15/27 .................. USD 9 8,600
7.75% , 02/15/28 .................. 6 6,111
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 .................. 7 6,506
4.38% , 08/15/29 .................. 2 1,843
6.75% , 01/15/31 .................. 10 10,202
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
..................... 6 5,947
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
.. 8 7,678
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
..................... 12 11,825
Republic Services, Inc., 3.38%, 11/15/27 .... 150 142,264
Reworld Holding Corp., 4.88%, 12/01/29
(b)
... 5 4,564
Stericycle, Inc., 3.88%, 01/15/29
(b)
........ 9 8,404
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 .................. 17 16,075
6.63% , 06/15/29 .................. 4 4,032
416,188
Communications Equipment — 0.0%
Viavi Solutions, Inc., 3.75%, 10/01/29
(b)
.... 2 1,689
Consumer Finance — 1.4%
American Express Co.
2.55% , 03/04/27 .................. 190 177,581
(1-day SOFR + 1.00%), 5.10% , 02/16/28
(a)
20 19,911
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(b)
..................... 3 3,152
General Motors Financial Co., Inc.
6.05% , 10/10/25 .................. 100 100,360
4.30% , 04/06/29 .................. 40 38,002
John Deere Capital Corp.
5.15% , 09/08/26 .................. 65 65,093
4.95% , 07/14/28 .................. 35 35,037
OneMain Finance Corp.
7.13% , 03/15/26 .................. 7 7,113
9.00% , 01/15/29 .................. 7 7,385
7.88% , 03/15/30 .................. 7 7,217
7.50% , 05/15/31 .................. 2 2,024
SLM Corp., 3.13%, 11/02/26 ........... 7 6,520
Synchrony Financial, 4.88%, 06/13/25 ..... 125 123,740
Toyota Motor Credit Corp., 5.40%, 11/10/25 .. 100 100,240
693,375
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25% , 03/15/26 .................. 4 3,843
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
5.88% , 02/15/28 .................. USD 34 $ 33,605
6.50% , 02/15/28 .................. 3 3,014
US Foods, Inc.
6.88% , 09/15/28 .................. 10 10,224
4.75% , 02/15/29 .................. 2 1,897
52,583
Containers & Packaging — 0.3%
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
..................... 10 9,828
Crown Americas LLC, 4.25%, 09/30/26 .... 30 28,906
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
..................... 13 11,987
Mauser Packaging Solutions Holding Co.,
7.88%, 04/15/27
(b)
................ 55 56,100
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(b)
..................... 8 7,984
Sealed Air Corp.
(b)
4.00% , 12/01/27 .................. 20 18,796
6.13% , 02/01/28 .................. 3 2,993
136,594
Diversified REITs — 0.2%
HAT Holdings I LLC
(b)
3.38% , 06/15/26 .................. 13 12,259
8.00% , 06/15/27 .................. 5 5,198
Prologis LP, 4.88%, 06/15/28 ........... 85 84,584
102,041
Diversified Telecommunication Services — 0.7%
CCO Holdings LLC
(b)
5.13% , 05/01/27 .................. 15 14,402
6.38% , 09/01/29 .................. 31 29,467
Frontier Communications Holdings LLC
(b)
5.88% , 10/15/27 .................. 17 16,597
5.00% , 05/01/28 .................. 7 6,595
8.75% , 05/15/30 .................. 6 6,182
Level 3 Financing, Inc.
(b)
10.50% , 04/15/29 ................. 12 11,970
4.88% , 06/15/29 .................. 5 2,638
11.00% , 11/15/29 ................. 10 9,863
10.50% , 05/15/30 ................. 9 8,914
Uniti Group LP
(b)
Series MAY , 10.50% , 02/15/28 ......... 5 4,896
10.50% , 02/15/28 ................. 9 8,814
Verizon Communications, Inc.
2.10% , 03/22/28 .................. 190 170,873
4.33% , 09/21/28 .................. 18 17,502
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
47 37,589
346,302
Electric Utilities — 1.5%
Eurogrid GmbH, 3.92%, 02/01/34
(d)
....... EUR 100 106,718
Eversource Energy, 5.45%, 03/01/28 ...... USD 135 135,399
Exelon Corp., 5.15%, 03/15/28 .......... 150 149,658
Florida Power & Light Co., 5.15%, 06/15/29 .. 45 45,377
NextEra Energy Capital Holdings, Inc.
6.05% , 03/01/25 .................. 75 75,143
4.90% , 02/28/28 .................. 50 49,521
NextEra Energy Operating Partners LP
(b)
4.25% , 07/15/24 .................. 13 12,979
7.25% , 01/15/29 .................. 4 4,102
NRG Energy, Inc., 5.75%, 01/15/28 ....... 29 28,774
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
..................... 46 42,578

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
..... USD 91 $ 86,937
737,186
Electrical Equipment — 0.0%
(b)
Sensata Technologies BV, 4.00%, 04/15/29 .. 3 2,754
Vertiv Group Corp., 4.13%, 11/15/28 ...... 20 18,678
21,432
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
18 16,531
Entertainment — 0.1%
Live Nation Entertainment, Inc.
(b)
6.50% , 05/15/27 .................. 2 2,012
4.75% , 10/15/27 .................. 13 12,458
3.75% , 01/15/28 .................. 23 21,364
35,834
Financial Services — 1.2%
Block, Inc., 2.75%, 06/01/26 ........... 29 27,393
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................. 200 186,317
GGAM Finance Ltd.
(b)
8.00% , 02/15/27 .................. 9 9,296
8.00% , 06/15/28 .................. 2 2,107
6.88% , 04/15/29 .................. 4 4,070
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(b)
..................... 3 2,664
Nationstar Mortgage Holdings, Inc.
(b)
5.00% , 02/01/26 .................. 20 19,575
6.00% , 01/15/27 .................. 3 2,968
5.13% , 12/15/30 .................. 4 3,668
NCR Atleos Corp., 9.50%, 04/01/29
(b)
...... 4 4,323
NTT Finance Corp., 4.37%, 07/27/27
(b)
..... 200 195,635
PayPal Holdings, Inc., 2.65%, 10/01/26 .... 110 104,108
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 .................. 5 5,156
7.13% , 11/15/30 .................. 5 4,985
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 .................. 15 14,008
3.88% , 03/01/31 .................. 2 1,743
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
.... 15 14,524
602,540
Food Products — 0.5%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
...... 2 2,032
Chobani LLC, 4.63%, 11/15/28
(b)
......... 16 15,111
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
.. 16 15,732
Fiesta Purchaser, Inc., 7.88%, 03/01/31
(b)
... 4 4,133
General Mills, Inc., 5.24%, 11/18/25 ....... 95 94,646
Kraft Heinz Foods Co., 3.00%, 06/01/26 .... 100 95,772
227,426
Ground Transportation — 0.4%
Uber Technologies, Inc.
(b)
6.25% , 01/15/28 .................. 28 28,033
4.50% , 08/15/29 .................. 10 9,528
Union Pacific Corp., 2.40%, 02/05/30 ...... 155 135,646
173,207
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 26 24,742
Bausch + Lomb Corp., 8.38%, 10/01/28
(b)
... 22 22,522
Hologic, Inc., 4.63%, 02/01/28
(b)
......... 9 8,611
Medline Borrower LP
(b)
3.88% , 04/01/29 .................. 14 12,893
6.25% , 04/01/29 .................. 12 12,136
5.25% , 10/01/29 .................. 14 13,360
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.
4.63% , 11/15/27 .................. USD 2 $ 1,931
4.25% , 06/01/28
(b)
................. 12 11,309
107,504
Health Care Providers & Services — 2.5%
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 .................. 19 16,768
5.25% , 05/15/30 .................. 6 4,947
4.75% , 02/15/31 .................. 7 5,503
CVS Health Corp., 6.25%, 06/01/27 ....... 50 51,330
Elevance Health, Inc.
5.35% , 10/15/25 .................. 225 224,728
2.25% , 05/15/30 .................. 125 107,105
Encompass Health Corp., 4.50%, 02/01/28 .. 34 32,342
HCA, Inc.
5.88% , 02/15/26 .................. 155 155,206
5.25% , 06/15/26 .................. 43 42,808
5.63% , 09/01/28 .................. 130 131,159
HealthEquity, Inc., 4.50%, 10/01/29
(b)
...... 19 17,759
Humana, Inc., 5.75%, 12/01/28 ......... 115 117,318
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 .................. 6 6,399
11.00% , 10/15/30 ................. 11 12,119
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
.. 22 20,707
Tenet Healthcare Corp., 6.13%, 06/15/30 ... 26 25,824
UnitedHealth Group, Inc.
2.95% , 10/15/27 .................. 100 94,011
2.00% , 05/15/30 .................. 175 148,722
1,214,755
Health Care REITs — 0.3%
Healthpeak OP LLC, 1.35%, 02/01/27 ..... 100 90,658
Welltower OP LLC, 4.00%, 06/01/25 ...... 50 49,190
139,848
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88% , 01/15/28 .................. 8 7,493
4.38% , 01/15/28 .................. 35 33,011
6.13% , 06/15/29 .................. 8 8,029
4.00% , 10/15/30 .................. 10 8,803
Hilton Domestic Operating Co., Inc.
5.75% , 05/01/28 .................. 58 57,712
5.88% , 04/01/29 .................. 12 12,016
3.75% , 05/01/29 .................. 2 1,834
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ...................... 4 4,112
Lindblad Expeditions LLC, 6.75%, 02/15/27 .. 12 11,849
Six Flags Entertainment Corp.
5.50% , 04/15/27 .................. 6 5,939
7.25% , 05/15/31 .................. 6 6,109
156,907
Household Durables — 0.0%
(b)
Beazer Homes USA, Inc., 7.50%, 03/15/31 .. 2 1,996
Dream Finders Homes, Inc., 8.25%, 08/15/28 . 2 2,048
Empire Communities Corp., 9.75%, 05/01/29 . 2 2,035
LGI Homes, Inc., 8.75%, 12/15/28 ........ 2 2,083
New Home Co., Inc. (The), 9.25%, 10/01/29 . 4 4,010
12,172
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
..................... 61 58,287
TransAlta Corp., 7.75%, 11/15/29 ........ 20 20,870
79,157

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Industrial Conglomerates — 0.1%
EMRLD Borrower LP
(b)
6.63% , 12/15/30 .................. USD 38 $ 38,296
6.75% , 07/15/31 .................. 4 4,050
42,346
Insurance — 0.5%
(b)
Acrisure LLC, 7.50%, 11/06/30 .......... 5 5,003
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 .................. 68 63,671
6.75% , 04/15/28 .................. 4 4,006
7.00% , 01/15/31 .................. 8 8,082
AmWINS Group, Inc.
6.38% , 02/15/29 .................. 2 2,005
4.88% , 06/30/29 .................. 3 2,791
Baldwin Insurance Group Holdings LLC, 7.13%,
05/15/31 ...................... 2 2,023
Howden UK Refinance plc, 7.25%, 02/15/31 . 28 27,791
HUB International Ltd., 7.25%, 06/15/30 .... 63 64,583
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 ................. 10 10,429
Panther Escrow Issuer LLC, 7.13%, 06/01/31 . 48 48,549
238,933
IT Services — 0.1%
Central Parent LLC, 8.00%, 06/15/29
(b)
..... 10 10,153
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
10 10,246
Twilio, Inc., 3.63%, 03/15/29 ........... 23 20,688
41,087
Leisure Products — 0.0%
(b)
Acushnet Co., 7.38%, 10/15/28 ......... 2 2,073
Amer Sports Co., 6.75%, 02/16/31 ....... 7 6,955
9,028
Life Sciences Tools & Services — 0.1%
(b)
Charles River Laboratories International, Inc.,
4.25%, 05/01/28 ................. 32 30,208
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 4 3,975
Star Parent, Inc., 9.00%, 10/01/30 ........ 17 17,848
52,031
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 6 5,493
Wabash National Corp., 4.50%, 10/15/28 ... 18 16,197
21,690
Media — 0.3%
(b)
Clear Channel Outdoor Holdings, Inc.
5.13% , 08/15/27 .................. 17 16,235
9.00% , 09/15/28 .................. 39 40,831
7.88% , 04/01/30 .................. 15 15,098
DirecTV Financing LLC, 5.88%, 08/15/27 ... 19 17,871
GCI LLC, 4.75%, 10/15/28 ............ 2 1,826
Gray Television, Inc., 10.50%, 07/15/29 .... 4 4,021
Outfront Media Capital LLC
5.00% , 08/15/27 .................. 13 12,584
4.25% , 01/15/29 .................. 2 1,824
7.38% , 02/15/31 .................. 4 4,163
Sirius XM Radio, Inc.
3.13% , 09/01/26 .................. 7 6,586
5.00% , 08/01/27 .................. 2 1,914
4.00% , 07/15/28 .................. 2 1,807
Univision Communications, Inc.
6.63% , 06/01/27 .................. 6 5,744
8.00% , 08/15/28 .................. 18 17,554
8.50% , 07/31/31 .................. 8 7,771
155,829
Security
Par (000)
Par (000) Value
Metals & Mining — 0.3%
Big River Steel LLC, 6.63%, 01/31/29
(b)
.... USD 61 $ 61,136
Novelis Corp.
(b)
3.25% , 11/15/26 .................. 37 34,817
3.88% , 08/15/31 .................. 21 18,181
Steel Dynamics, Inc., 2.40%, 06/15/25 ..... 50 48,441
162,575
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Ladder Capital Finance Holdings LLLP, 7.00%,
07/15/31 ...................... 4 4,035
Starwood Property Trust, Inc., 7.25%, 04/01/29 3 3,032
7,067
Multi-Utilities — 0.9%
Consumers Energy Co., 4.60%, 05/30/29 ... 135 132,820
E.ON SE, 0.88%, 01/08/25
(d)
........... EUR 30 31,658
Engie SA, 3.88%, 03/06/36
(d)
........... 100 105,886
San Diego Gas & Electric Co., 4.95%, 08/15/28 USD 95 94,563
Sempra, 3.30%, 04/01/25 ............. 50 49,108
414,035
Oil, Gas & Consumable Fuels — 0.6%
Enbridge, Inc., 6.00%, 11/15/28 ......... 40 41,203
Eni SpA, 1.00%, 03/14/25
(d)
............ EUR 100 105,111
Kinder Morgan, Inc., 5.00%, 02/01/29 ..... USD 45 44,500
Targa Resources Corp., 5.20%, 07/01/27 ... 57 56,890
Western Midstream Operating LP, 6.35%,
01/15/29 ...................... 25 25,785
273,489
Passenger Airlines — 0.1%
(b)
American Airlines, Inc.
5.50% , 04/20/26 .................. 9 8,744
5.75% , 04/20/29 .................. 4 3,891
8.50% , 05/15/29 .................. 11 11,429
United Airlines, Inc.
4.38% , 04/15/26 .................. 40 38,640
4.63% , 04/15/29 .................. 3 2,794
65,498
Personal Care Products — 0.0%
Coty, Inc., 6.63%, 07/15/30
(b)
........... 6 6,089
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 4.90%, 02/22/29 .. 50 49,901
Catalent Pharma Solutions, Inc.
(b)
5.00% , 07/15/27 .................. 11 10,786
3.13% , 02/15/29 .................. 2 1,915
3.50% , 04/01/30 .................. 4 3,829
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ...................... 111 109,057
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 .............. 23 21,620
197,108
Professional Services — 0.0%
(b)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 11 9,981
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 9 8,360
18,341
Real Estate Management & Development — 0.1%
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ........... 6 4,579
7.00% , 04/15/30
(b)
................. 5 4,089
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28
(b)
................ 16 15,882
Howard Hughes Corp. (The), 5.38%, 08/01/28
(b)
12 11,404
35,954

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
..................... USD 4 $ 3,723
Semiconductors & Semiconductor Equipment — 1.4%
Broadcom Corp., 3.88%, 01/15/27 ....... 20 19,351
Entegris, Inc., 4.75%, 04/15/29
(b)
........ 19 18,178
Intel Corp., 4.88%, 02/10/28 ........... 70 69,740
Lam Research Corp.
3.80% , 03/15/25 .................. 6 5,928
3.75% , 03/15/26 .................. 143 139,576
NXP BV, 2.70%, 05/01/25 ............. 330 322,275
Synaptics, Inc., 4.00%, 06/15/29
(b)
........ 5 4,530
Texas Instruments, Inc., 4.60%, 02/15/28 ... 100 99,163
678,741
Software — 1.7%
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
... 6 6,005
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
.. 9 9,294
Central Parent, Inc., 7.25%, 06/15/29
(b)
..... 8 7,961
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 .................. 43 39,938
4.88% , 07/01/29 .................. 18 16,705
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
87 83,547
Dye & Durham Ltd., 8.63%, 04/15/29
(b)
..... 2 2,029
Elastic NV, 4.13%, 07/15/29
(b)
.......... 18 16,435
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 12 11,225
Gen Digital, Inc., 6.75%, 09/30/27
(b)
....... 10 10,127
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
..... 9 8,723
Oracle Corp.
1.65% , 03/25/26 .................. 45 42,180
2.65% , 07/15/26 .................. 172 163,007
PTC, Inc., 4.00%, 02/15/28
(b)
........... 14 13,177
Sabre GLBL, Inc., 8.63%, 06/01/27
(b)
...... 7 6,449
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
. 25 24,618
UKG, Inc., 6.88%, 02/01/31
(b)
........... 48 48,601
VMware LLC
1.40% , 08/15/26 .................. 155 142,720
3.90% , 08/21/27 .................. 55 52,770
Workday, Inc., 3.50%, 04/01/27 ......... 80 76,528
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
22 19,976
802,015
Specialized REITs — 1.8%
American Tower Corp.
3.55% , 07/15/27 .................. 50 47,439
5.20% , 02/15/29 .................. 205 204,292
Crown Castle, Inc.
3.20% , 09/01/24 .................. 50 49,749
1.05% , 07/15/26 .................. 153 140,042
Equinix, Inc.
1.00% , 09/15/25 .................. 200 189,333
1.55% , 03/15/28 .................. 65 56,841
3.20% , 11/18/29 .................. 140 126,142
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
..... 29 29,510
SBA Communications Corp.
3.88% , 02/15/27 .................. 22 20,967
3.13% , 02/01/29 .................. 6 5,349
869,664
Specialty Retail — 0.1%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
... 8 7,403
Home Depot, Inc. (The), 2.88%, 04/15/27 ... 55 52,059
Staples, Inc., 10.75%, 09/01/29
(b)
........ 4 3,801
Velocity Vehicle Group LLC, 8.00%, 06/01/29
(b)
3 3,086
66,349
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
.. 21 22,523
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 ........... USD 10 $ 9,115
Hanesbrands, Inc., 4.88%, 05/15/26 ...... 11 10,761
William Carter Co. (The), 5.63%, 03/15/27 ... 14 13,809
33,685
Trading Companies & Distributors — 0.5%
Beacon Roofing Supply, Inc., 6.50%, 08/01/30
(b)
4 4,036
Fortress Transportation & Infrastructure
Investors LLC
(b)
5.50% , 05/01/28 .................. 5 4,848
7.88% , 12/01/30 .................. 13 13,600
7.00% , 05/01/31 .................. 17 17,368
Herc Holdings, Inc.
(b)
5.50% , 07/15/27 .................. 14 13,781
6.63% , 06/15/29 .................. 5 5,070
IMCD NV, 4.88%, 09/18/28
(d)
........... EUR 100 110,037
Imola Merger Corp., 4.75%, 05/15/29
(b)
..... USD 4 3,739
United Rentals North America, Inc., 4.88%,
01/15/28 ...................... 21 20,353
WESCO Distribution, Inc.
(b)
7.25% , 06/15/28 .................. 24 24,431
6.38% , 03/15/29 .................. 10 10,036
227,299
Wireless Telecommunication Services — 0.9%
Rogers Communications, Inc., 3.20%, 03/15/27 145 137,616
Sprint LLC, 7.63%, 03/01/26 ........... 23 23,635
T-Mobile USA, Inc.
2.25% , 02/15/26 .................. 23 21,840
2.63% , 04/15/26 .................. 270 256,785
439,876
Total Corporate Bonds — 34 .9%
(Cost: $ 17,081,750 ) ............................... 16,922,296
Foreign Agency Obligations
(d)
Canada — 0.8%
CDP Financial, Inc. , 1.00%
,
05/26/26
(b)
..... 400 371,353
Netherlands — 2.3%
Nederlandse Waterschapsbank NV
2.38% , 03/24/26
(b)
................. 400 383,153
2.38% , 03/24/26
(d)
................. 300 287,364
1.00% , 05/28/30
(d)
................. 550 449,787
1,120,304
Supranational — 0.6%
International Bank for Reconstruction &
Development , (SOFR Index + 0.30%),
5.65%
,
05/15/28
(a)
................. 300 299,979
Total Foreign Agency Obligations — 3 .7%
(Cost: $ 1,803,906 ) ............................... 1,791,636
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.3%
(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67
(a)
.......... 38 35,307
BRAVO Residential Funding Trust, Series 2023-
NQM6, Class A1, 6.60%, 09/25/63
(c)
..... 89 89,994
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67
(a)
.......... 80 75,217
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66
(a)
................. 74 64,404
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66
(a)
..... 71 61,217

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51
(a)
.............. USD 106 $ 101,077
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66
(a)
................. 53 48,268
J.P. Morgan Mortgage Trust
(a)
Series 2021-15, Class A4, 2.50%, 06/25/52 135 115,903
Series 2021-7, Class A3, 2.50%, 11/25/51 . 102 81,283
Series 2024-2, Class A3, 6.00%, 08/25/54 . 35 35,010
MFA Trust, Series 2023-INV2, Class A1, 6.77%,
10/25/58
(c)
...................... 96 96,052
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61
(a)
.......... 12 11,590
RCKT Mortgage Trust, Series 2022-4, Class A2,
3.50%, 06/25/52
(a)
................. 88 75,236
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.64%, 10/25/53 . 84 83,533
Series 2018-1, Class A1, 3.00%, 01/25/58 . 41 39,965
Series 2018-2, Class A1, 3.25%, 03/25/58 . 44 42,417
Series 2018-6, Class A1A, 3.75%, 03/25/58 59 58,139
1,114,612
Commercial Mortgage-Backed Securities — 3.2%
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
...................... 100 96,883
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 .......... 50 49,894
Benchmark Mortgage Trust
Series 2023-V3, Class A3, 6.36%,
07/15/56
(a)
.................... 50 51,599
Series 2024-V5, Class A3, 5.81%, 01/10/57 40 40,637
BX Commercial Mortgage Trust, Series 2024-
XL5, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 6.72%, 03/15/41
(a) (b)
96 95,359
BX Trust
(a)(b)
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 7.42%,
03/15/41 ..................... 30 29,962
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 8.37%,
03/15/41 ..................... 10 9,988
Series 2024-VLT4, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
6.81%, 07/15/29 ................ 100 99,875
CENT Trust, Series 2023-CITY, Class A, (1-mo.
CME Term SOFR at 2.62% Floor + 2.62%),
7.95%, 09/15/38
(a) (b)
................ 40 40,200
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ....... 200 195,956
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 ..... 200 194,156
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................. 150 122,426
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. CME
Term SOFR at 0.76% Floor + 0.87%),
6.45%, 06/15/38
(a)
............... 100 98,501
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 89,308
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a) (b)
.............. 100 92,500
Morgan Stanley Capital I Trust, Series 2019-H7,
Class A4, 3.26%, 07/15/52 ........... 60 54,547
MSWF Commercial Mortgage Trust, Series
2023-2, Class A5, 6.01%, 12/15/56
(a)
..... 35 36,788
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Taubman Centers Commercial Mortgage
Trust, Series 2022-DPM, Class A, (1-mo.
CME Term SOFR at 2.19% Floor + 2.19%),
7.51%, 05/15/37
(a) (b)
................ USD 100 $ 100,500
Wells Fargo Commercial Mortgage Trust, Series
2016-LC25, Class A4, 3.64%, 12/15/59 ... 50 47,705
1,546,784
Total Non-Agency Mortgage-Backed Securities — 5 .5%
(Cost: $ 2,779,526 ) ............................... 2,661,396
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.1%
Federal Farm Credit Bank Bonds
1.30% , 02/03/31 .................. 150 120,907
1.68% , 09/17/35 .................. 220 158,245
2.17% , 10/29/29 .................. 80 70,844
2.25% , 08/15/29 .................. 150 133,673
Federal Home Loan Bank Bonds
0.60% , 12/30/26 .................. 120 107,878
2.06% , 09/27/29 .................. 150 132,760
2.18% , 11/06/29 .................. 100 88,419
Federal National Mortgage Association
0.74% , 08/25/27 .................. 120 106,140
0.81% , 09/25/28 .................. 120 102,800
1,021,666
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association , Series
2020-79 , 1.50% , 11/25/50 ............ 48 41,676
Government National Mortgage Association ,
Series 2020-127 , Class LP , 1.50% , 06/20/50 80 63,148
104,824
Mortgage-Backed Securities — 8.0%
Federal Home Loan Mortgage Corp. ,
2.50% , 10/01/31 .................. 129 120,230
Government National Mortgage Association
2.50% , 10/20/51 .................. 193 161,480
3.00% , 10/20/51 .................. 944 822,483
Uniform Mortgage-Backed Securities
2.50% , 02/01/35 - 11/01/51 ........... 436 388,805
3.00% , 11/01/51 .................. 245 212,775
3.50% , 11/01/51 .................. 909 826,864
4.00% , 07/25/54
(e)
................. 980 896,662
6.50% , 11/01/53 .................. 428 436,349
3,865,648
Total U.S. Government Sponsored Agency Securities — 10 .3%
(Cost: $ 5,437,094 ) ............................... 4,992,138
U.S. Treasury Obligations
U.S. Treasury Notes
3.63% , 05/15/26 .................. 555 543,683
4.50% , 07/15/26 - 05/15/27 ........... 3,695 3,687,078
4.38% , 08/15/26 - 12/15/26 ........... 1,585 1,575,439
4.63% , 09/15/26 - 06/15/27 ........... 4,325 4,327,259
4.00% , 01/15/27 .................. 980 965,760
4.13% , 02/15/27 .................. 1,170 1,156,563
4.25% , 03/15/27 .................. 720 714,234
Total U.S. Treasury Obligations — 26 .8%
(Cost: $ 12,990,438 ) ............................... 12,970,016
Total Long-Term Investments — 95.7%
(Cost: $ 47,242,715 ) ............................... 46,368,407

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 7.1%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.19%
(f) (g)
.................. 3,449,312 $ 3,449,312
Total Short-Term Securities — 7 .1%
(Cost: $ 3,449,312 ) ............................... 3,449,312
Total Investments — 102 .8%
(Cost: $ 50,692,027 ) ............................... 49,817,719
Liabilities in Excess of Other Assets — (2.8) % ............. (1,338,519)
Net Assets — 100.0% ...............................
$ 48,479,200
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Represents or includes a TBA transaction.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 933,595 $ 2,515,717
(a)
$ — $ — $ — $ 3,449,312 3,449,312 $ 42,626 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 89 09/30/24 $ 18,175 $ 26,504
Short Contracts
Euro-Bobl ............................................................... 6 09/06/24 748 (7,971)
Euro-Bund .............................................................. 3 09/06/24 423 (6,796)
Euro-Schatz ............................................................. 2 09/06/24 226 (1,067)
U.S. Treasury 10-Year Note ................................................... 13 09/19/24 1,428 (8,323)
U.S. Treasury 10-Year Ultra Note ............................................... 15 09/19/24 1,699 3,443
U.S. Treasury Long Bond ..................................................... 5 09/19/24 589 (2,319)
U.S. Treasury Ultra Bond ..................................................... 2 09/19/24 249 (940)
U.S. Treasury 5-Year Note .................................................... 64 09/30/24 6,817 (37,122)
(61,095)
$ (34,591)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 1,415,349 EUR 1,319,000 JPMorgan Chase Bank NA 07/16/24 $ 1,823
USD 12,910 EUR 12,000 Barclays Bank plc 08/02/24 39
1,862
USD 12,855 EUR 12,000 Barclays Bank plc 07/16/24 (5)
EUR 12,000 USD 12,894 Barclays Bank plc 08/02/24 (24)
(29)
$ 1,833
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 42.V1 ..................... 5 .00 % Quarterly 06/20/29 USD 1,860 $ (118,446) $ (124,672) $ 6,226
Markit CDX North American Investment Grade
Index Series 42.V1 ................ 1 .00 Quarterly 06/20/29 USD 990 (20,508) (20,526) 18
$ (138,954) $ (145,198) $ 6,244

Schedule of Investments
(unaudited) (continued)
June 30, 2024
BlackRock Sustainable Low Duration Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 7,030,925 $ — $ 7,030,925
Corporate Bonds ........................................ — 16,922,296 — 16,922,296
Foreign Agency Obligations ................................. — 1,791,636 — 1,791,636
Non-Agency Mortgage-Backed Securities ........................ — 2,661,396 — 2,661,396
U.S. Government Sponsored Agency Securities .................... — 4,992,138 — 4,992,138
U.S. Treasury Obligations ................................... — 12,970,016 — 12,970,016
Short-Term Securities
Money Market Funds ...................................... 3,449,312 — — 3,449,312
$ 3,449,312 $ 46,368,407 $ — $ 49,817,719
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 6,244 $ — $ 6,244
Foreign currency exchange contracts ............................ — 1,862 — 1,862
Interest rate contracts ....................................... 29,947 — — 29,947
Liabilities
Foreign currency exchange contracts ............................ — (29) — (29)
Interest rate contracts ....................................... (64,538) — — (64,538)
$ (34,591) $ 8,077 $ — $ (26,514)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate